Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2019
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Pensions and Post-Employment Benefits
18)	PENSIONS AND POST-EMPLOYMENT BENEFITS
Defined contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2019, 2018 and 2017 were $50, $45 and $49, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.
Defined benefit pension plans
Most of CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-retirement benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2019, 2018 and 2017, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2019	2018	2017	2019	2018	2017	2019	2018	2017
Recorded in operating costs and expenses
Service cost	$	10	10	12	2	3	2	12	13	14
Past service cost		1	9	(3)	—	—	—	1	9	(3)
Settlements and curtailments		(3)	—	—	—	—	—	(3)	—	—

		8	19	9	2	3	2	10	22	11

Recorded in other financial expenses
Net interest cost		34	35	37	5	5	4	39	40	41

Recorded in other comprehensive income
Actuarial (gains) losses for the period		203	(176)	1	7	—	(1)	210	(176)	—

	$	245	(122)	47	14	8	5	259	(114)	52

As of December 31, 2019 and 2018, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2019	2018	2019	2018	2019	2018
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	2,375	2,794	79	73	2,454	2,867
Service cost		10	10	2	3	12	13
Interest cost		78	83	5	5	83	88
Actuarial (gains) losses		268	(265)	7	—	275	(265)
Additions through business combinations		—	—	—	6	—	6
Settlements and curtailments		(3)	—	—	—	(3)	—
Reduction from disposal of assets		(2)	—	—	—	(2)	—
Plan amendments		1	9	—	—	1	9
Benefits paid		(141)	(146)	(7)	(5)	(148)	(151)
Foreign currency translation		65	(110)	1	(3)	66	(113)

Projected benefit obligation at end of the period		2,651	2,375	87	79	2,738	2,454

Change in plan assets:
Fair value of plan assets at beginning of the period		1,486	1,662	1	1	1,487	1,663
Return on plan assets		44	48	—	—	44	48
Actuarial gains ( losses )		65	(89)	—	—	65	(89)
Employer contributions		103	81	7	5	110	86
Reduction for disposal of assets		(1)	—	—	—	(1)	—
Benefits paid		(141)	(146)	(7)	(5)	(148)	(151)
Foreign currency translation		43	(70)	—	—	43	(70)

Fair value of plan assets at end of the period		1,599	1,486	1	1	1,600	1,487

Net projected liability in the statement of financial position	$	1,052	889	86	78	1,138	967

For the years 2019, 2018 and 2017, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2019	2018	2017
Actuarial (gains) losses due to experience	$	5	(58)	6
Actuarial (gains) losses due to demographic assumptions		(11)	(57)	(2)
Actuarial (gains) losses due financial assumptions		216	(61)	(4)

	$	210	(176)	—

In 2019, net actuarial losses due to financial assumptions were mainly driven by a general decrease in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States, Germany and Mexico, as market interest rates decrease globally in 2019 as compared to 2018, partially offset by actual returns in plan assets higher than estimated in the United Kingdom and the United States. In 2018, net actuarial gains due to financial assumptions were mainly generated by a general increase in the discounts rates applied for the calculation of the pension benefit obligations in the United Kingdom, Germany, United States and Mexico, among others, resulting from the increase in market interest rates after several years in which such rates reached historically low levels.
As of December 31, 2019 and 2018, based on the hierarchy of fair values, plan assets are detailed as follows:

		2019					2018
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	45	16	—	61	$	36	—	—	36
Investments in corporate bonds		4	396	—	400		7	342	—	349
Investments in government bonds		90	450	—	540		84	345	—	429

Total fixed-income securities		139	862	—	1,001		127	687	—	814

Investment in marketable securities		223	157	—	380		259	79	—	338
Other investments and private funds		46	85	88	219		50	212	73	335

Total variable-income securities		269	242	88	599		309	291	73	673

Total plan assets	$	408	1,104	88	1,600	$	436	978	73	1,487

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2019				2018
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	8.75%	3.6%	2.1%	0.4% – 8.8%	10.8%	4.5%	2.9%	1.3% – 7.5%
Rate of return on plan assets	8.75%	3.6%	2.1%	0.4% – 8.8%	10.8%	4.5%	2.9%	1.3% – 7.5%
Rate of salary increases	4.0%	—	3.0%	2.3% – 6.8%	4.0%	—	3.3%	2.3% – 6.0%
As of December 31, 2019, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		2019
2020 1	$	156
2021		140
2022		142
2023		144
2024 – 2029		852

1	The amount of estimated payments during the year 2020 includes the expected funding to the Company’s plan assets.
As of December 31, 2019 and 2018, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2019				2018
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	203	24	179	$	168	30	138
United States		297	219	78		286	174	112
United Kingdom 1		1,681	1,128	553		1,464	1,057	407
Germany		204	9	195		202	10	192
Other countries		353	220	133		334	216	118

	$	2,738	1,600	1,138	$	2,454	1,487	967

1
Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund receives annual dividends of $20, increasing at a 5% rate per year, from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

In some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2019 and 2018, the projected benefits obligation related to these benefits was $62 and $58, respectively, included within other benefits liability. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2019 and 2018 for Mexico were 8.0% and 7.0%, respectively, for Puerto Rico 6.3% and 6.2%, respectively, and for the United Kingdom were 6.5% and 6.8%, respectively. In connection with the acquisition of TCL (note 4.1), CEMEX integrated TCL’s consolidated health care benefits into its operations. For 2019 and 2018, the medical inflation rate used to determine the projected benefits obligation was 8.0% in 2019 and 5.0% in 2018.
Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
During 2019, CEMEX in France closed two legal entities resulting in a curtailment gain of $3, which were recognized in the income statement for the period. There were no significant events during 2018. During 2017, CEMEX in Spain removed certain increases in pension benefits which resulted in an adjustment to past service cost generating gains of $5 in 2017, recognized in the income statement for the year. In addition, due to the acquisition of TCL (note 4.1), CEMEX integrated TCL’s consolidated pensions plans, which were fully funded, as well as TCL’s consolidated health care benefits which represented an increase in the net projected liability of $6 in 2018 upon conclusion of the purchase price allocation.
Sensitivity analysis of pension and other post-employment benefits
For the year ended December 31, 2019, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2019 are shown below:

		Pensions		Other benefits		Total
		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Assumptions:
Discount Rate Sensitivity	$	(175)	196	(4)	5	(179)	201
Salary Increase Rate Sensitivity		8	(7)	—	—	8	(7)
Pension Increase Rate Sensitivity		126	(105)	—	—	126	(105)
Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, certain union employees in the United States and the United Kingdom are covered under multiemployer defined benefit plans administered by their unions. The Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the multiemployer plans were $18 in 2019, $17 in 2018 and $17 in 2017. The Company expects to contribute approximately $19 to the multiemployer plans in 2020.
In addition to the funding described in the preceding paragraph, CEMEX negotiated with a union managing a multiemployer plan in the United States the change of the plan from defined benefit to defined contribution beginning on September 29, 2019. This change generated a one-time
settlement obligation of $24 recognized in the income statement in 2019 as part of other expenses, net, against an accrued liability. Payments are expected to be made over the next 20 years though lump sum payment is allowable.